Significant Transactions Schedule of Identifiable Assets Acquired After Merger (Details) (USD $) In Millions, unless otherwise specified		9 Months Ended		3 Months Ended	9 Months Ended
	Jul. 10, 2013 SoftBank Merger [Member]	Mar. 31, 2014 FCC Licenses [Member] SoftBank Merger [Member]	Mar. 31, 2014 Trademarks [Member] SoftBank Merger [Member]	Jun. 30, 2013 Customer Relationships [Member]	Mar. 31, 2014 Customer Relationships [Member] SoftBank Merger [Member]	Mar. 31, 2014 Trademarks [Member] SoftBank Merger [Member]	Mar. 31, 2014 Favorable spectrum leases [Member] SoftBank Merger [Member]	Mar. 31, 2014 Favorable tower leases [Member] SoftBank Merger [Member]	Mar. 31, 2014 Other Finite Lived Intangible Assets [Member] SoftBank Merger [Member]
Business Acquisition [Line Items]
Indefinite-lived Intangible Assets Acquired		$ 35,723	$ 5,935
Finite-lived Intangible Assets Acquired				32	6,923	520	884	589	52
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life					8 years	34 years	23 years	6 years	10 years
Finite-Lived Intangibles	$ 50,626